LAUDUS TRUST
(the “Trust”)

Laudus Rosenberg U.S. Equity Funds
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Large Capitalization Value Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Fund
Laudus Rosenberg Long/Short Equity Fund

Laudus Rosenberg International Equity Funds
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Discovery Fund
Laudus Rosenberg International Small Capitalization Fund

Supplement dated February 27, 2009 to the
Prospectus dated July 31, 2008, as supplemented December 15, 2008

THE INFORMATION SET FORTH BELOW IS EFFECTIVE MARCH 2, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Board of Trustees of the Trust recently approved the re-opening of the Laudus Rosenberg U.S. Discovery Fund (the “Fund”) to new investors effective March 2, 2009. Accordingly, references indicating that the Fund is closed to new investors are deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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